Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Operating activities
Net (loss) income	$ (29,511)	$ 105,801
Add items not affecting cash
Share-based compensation	2,091	7,937
Deferred income tax (benefit) expense	(981)	25,870
Foreign exchange	(316)	(890)
Impairment expense	19,676
Gain on deconsolidation of subsidiaries		(164,099)
Investment loss from joint ventures	707	158
Fair value gain on financial asset - FID	(1,052)	(391)
Amortization	603	1,142
Interest expense	10	62
Other	63
Net changes in non-cash working capital items:
Other current assets	1,321	185
Advances and deposits	21	1,934
Accounts payable and accrued liabilities	(3,735)	1,059
Receivables - related parties	(426)	(848)
Accounts payable - related parties	(465)	4,000
Net cash used in operating activities	(11,994)	(18,080)
Investing activities
Exploration and evaluation assets	(2,182)	(31,596)
Proceeds received from Equinor		30,000
Purchase of property, plant and equipment	(10)	(803)
Purchase of short-term investments	(173)	(349)
Patent	(36)
Net cash used in investing activities	(2,401)	(2,748)
Financing activities
Proceeds from issuance of shares	6,595	15,817
Exercise of options	466	581
Share issuance costs	(203)	(1,226)
Lease payments	(256)	(470)
Net cash provided by financing activities	6,602	14,702
Effect of exchange rates on cash	303	(182)
Net change in cash	(7,490)	(6,308)
Cash, beginning of period	38,667	44,975
Cash, end of period	31,177	38,667
Non-cash investing and financing
Change in exploration and evaluation expenditures included in accounts payable	$ 2,030	$ 4